Post-employment Benefits - Summary of Movement in Defined Benefit Plans Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Information About Post Employment Benefits [Abstract]
As of January 1	$ 10,780	$ 6,715
Interest income	39	4
Return on plan assets, excl. interest income	(32)	(45)	$ (93)
Administrative expenses	(62)	(42)
Employer contributions	1,257	819
Employee contributions	1,171	771
Transfers in (out) due to joiners (leavers)	651	1,663
Currency translation differences	(368)	895
As of December 31	$ 13,436	$ 10,780	$ 6,715